SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
NOTE 17 – SUBSEQUENT EVENTS

As of the date of this filing, the 10,667 shares (906,736 pre Reverse Stock Split) of Series A Preferred Stock have not been distributed to the officer of the Company and the stockholder, as further discussed in Note 10.

On February 9, 2016, the Company issued 2,587,500 shares of 0% Series C Convertible Preferred Stock, par value $0.001 per share (“Series C Preferred Stock”) at a purchase price of $0.40 per share with gross proceeds to the Company of $1,035,000. In connection with the sale of the Series C Preferred Stock, the Company issued to the purchasers warrants to purchase in the aggregate 2,587,500 shares of the Company’s common stock at an exercise price of $0.40 per share. Further, as a part of the same offering, on February 29, 2016, the Company issued 500,000 shares of Series C Preferred Stock, at a purchase price of $0.40 per share with gross proceeds to the Company of $200,000. In connection with the sale of the Series C Preferred Stock, the Company issued to the purchasers warrants to purchase in the aggregate 500,000 shares of the Company’s common stock at an exercise price of $0.40per share. Each share of Series C Preferred Stock is convertible into one share of common stock. The Series C Preferred Stock provides for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events or otherwise, including, for a proscribed period of time, upon the issuance of securities at a price that is less than the exercise price of the Series C Preferred Stock.

The Company entered into a Registration Rights Agreement with each of the Investors (the “Registration Rights Agreement”), pursuant to which the Company has agreed to file a registration statement with the Securities and Exchange Commission (“SEC”) covering the resale of the Conversion Shares, as well as the shares of Common Stock that are issuable upon exercise of the Warrants (the “Warrant Shares”).

The following is a brief summary of the Purchase Agreement, the Registration Rights Agreement, the Series C Preferred Stock and the Warrants, which are qualified in their entirety by reference to the full text of such documents.

Purchase Agreement

The Purchase Agreement contains representations and warranties by the Company and the Investors and covenants of the Company and the Investors (including indemnification from the Company in the event of breaches of its representations and warranties), which the Company believes are customary for transactions of this type. The Purchase Agreement provides for certain restrictive covenants, including the restriction on the Company to issue any securities for a period of sixty days from the date of the Purchase Agreement. Additionally, pursuant to the Purchase Agreement, during the Protection Period (as such term is defined in the Purchase Agreement), the Company is prohibited from entering into any variable rate transaction. Additionally, provided the Protection Period has not expired, for the period beginning on the date that the Company’s securities are listed on a national securities exchange and until the expiration of the Protection Period, the Company is prohibited from issuing any securities or incurring any financing debt, subject to certain exceptions.

Registration Rights Agreement

Pursuant to the Registration Rights Agreement, the Company is required to prepare and file a registration statement (the “Registration Statement”) with the SEC under the Securities Act of 1933, as amended, covering the resale of the Conversion Shares and the Warrant Shares (collectively, the “Registrable Securities”). The Company will be required to file such Registration Statement within 45 calendar days following the closing date of the Offering (the “Filing Deadline”). The Company will be required to use its best efforts to have the Registration Statement declared effective as soon as practicable, but in no event later than 60 days from the closing of the Offering (or, in the event of a “full review” by the SEC, 120 days) (the “Effectiveness Deadline”). Pursuant to the Registration Rights Agreement, the Company will incur certain liquidated damages upon the occurrence of certain events, including if: (i) the Registration Statement is not filed with the SEC on or prior to the Filing Deadline; (ii) the Company fails to file with the SEC a request for acceleration of a Registration Statement in accordance with Rule 461 promulgated by the SEC pursuant to the Securities Act of 1933 (the “Securities Act”), within five trading days of the date that the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be “reviewed” or will not be subject to further review; (iii) prior to the effective date of the Registration Statement, the Company fails to file a pre-effective amendment and otherwise respond in writing to comments made by the SEC in respect of such Registration Statement within eighteen (18) calendar days after the receipt of comments by or notice from the SEC that such amendment is required in order for such Registration Statement to be declared effective, (iv) the Registration Statement is not declared effective by the SEC on or prior to the Effectiveness Deadline, and (v) after the effective date of the Registration Statement and prior to the expiration of the Effectiveness Period, such Registration Statement ceases for any reason to remain continuously effective as to all Registrable Securities included in such Registration Statement, or the holders of the Registrable Securities are otherwise not permitted to utilize the prospectus therein to resell such Registrable Securities, for more than ten (10) consecutive trading days or more than an aggregate of twenty (20) trading days (which need not be consecutive trading days) during any 12-month period (each such failure is referred to herein as an “Event”).

On each date that an Event occurs and on each monthly anniversary of such date, the Company shall pay to each holder of Registrable Securities an amount in cash equal to 1.0% multiplied by the aggregate subscription amount paid by such holder of Registrable Securities, up to a maximum of 6.0%. If the Company fails to pay such amount when due, the Company will pay interest thereon at a rate of 18% per annum.

The Registration Rights Agreement also contains mutual indemnifications by the Company and each Investor, which the Company believes are customary for transactions of this type.

Series C Preferred Stock

The Series C Preferred Stock was created pursuant to a Certificate of Designation.

Warrants

The Warrants are exercisable, in full or in part, at any time prior to the third anniversary of their issuance, at an exercise price of $0.40 per share. The Warrants provide for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events or otherwise, including, for a proscribed period of time, upon the issuance of securities at a price per share that is less than the exercise price of the Warrants then in effect. In the case of certain fundamental transactions affecting the Company, the holders of Warrants, upon exercise of such Warrants after such fundamental transaction, will have the right to receive, in lieu of shares of the Common Stock, the same amount and kind of securities, cash or property that such holder would have been entitled to receive upon the occurrence of the fundamental transaction, had the Warrants been exercised immediately prior to such fundamental transaction. The Warrants contain a “cashless exercise” feature that allows the holders to exercise the warrants without a cash payment to the Company upon the terms set forth in the Warrants.   Due to the adjustment features of the exercise price, the fair value of the warrants will be recorded as a liability and not equity.

On February 29, 2016, the Company appointed a new Chairman of the Board.  In connection with this appointment, the Chairman was granted a stock option to purchase 100,000 shares of Common Stock at an exercise price of $0.60 per share under the Company’s 2013 Comprehensive Incentive Compensation Plan.